Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	15,761,530	14,017,909	6,769,106
Common stock, shares outstanding	15,761,530	14,017,909	6,769,106
Series A Convertible Preferred Stock [Member]
Convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	40,000	40,000	40,000
Convertible preferred stock, shares issued	7,780	4,555	0
Convertible preferred stock, shares outstanding	7,780	4,555	0